Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Current asset
Cash and cash equivalents	$ 1,146,000	$ 1,000	$ 225,121
Prepaid expenses	102,000	155,000	77,304
Advances to a related company	92,000	97,000	108,171
Deposits	153,000	128,000
Other current assets	145,000	54,000	20,285
Total current asset	1,638,000	435,000	430,881
Non-current assets
Office Equipment
Property and equipment, net	1,264,000	2,000
Intangible assets, net	5,611,000	5,827,000	6,258,092
Software, net			440
Total non-current assets	6,875,000	5,829,000	6,258,532
TOTAL ASSETS	8,513,000	6,264,000	6,689,413
Current liabilities
Debt	522,000	510,000	486,854
Accrued expenses	256,000	349,000	229,660
Working Capital Loan	96,000
Extension Loan	1,142,000
Payable to a director			527,057
Total current liabilities	2,016,000	859,000	1,243,571
Non-current liabilities
Accrued bonus	10,153,000
Payable to directors	1,218,000	2,232,000
Payable to a shareholder for intellectual property	656,000	5,756,000	5,756,366
Total non-current liabilities	12,027,000	7,988,000	5,756,366
Total liabilities	14,043,000	8,847,000	6,999,937
COMMITMENTS AND CONTINGENCIES (Note 10)
Stockholders’ deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares value			601,274
Additional paid-in capital	9,670,000
Accumulated deficit	(15,274,000)	(3,256,000)	(915,224)
Accumulated other comprehensive income	60,000	72,000	3,426
Total shareholders’ deficit	(5,530,000)	(2,583,000)	(310,524)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	8,513,000	6,264,000	$ 6,689,413
Class A Ordinary Shares
Stockholders’ deficit
Ordinary shares value	$ 14,000	601,000
Class B Ordinary Shares
Stockholders’ deficit
Ordinary shares value
Previosly Reported
Current asset
Cash and cash equivalents		1,430
Prepaid expenses		154,519
Advances to a related company		97,882
Deposits		127,664
Other current assets		54,468
Total current asset		435,963
Non-current assets
Office Equipment		1,598
Intangible assets, net		5,826,499
Software, net		337
Total non-current assets		5,828,434
TOTAL ASSETS		6,264,397
Current liabilities
Debt		510,234
Accrued expenses		348,807
Payable to a director
Total current liabilities		859,041
Non-current liabilities
Payable to directors		2,231,781
Payable to a shareholder for intellectual property		5,756,366
Total non-current liabilities		7,988,147
Total liabilities		8,847,188
Stockholders’ deficit
Ordinary shares value		601,274
Accumulated deficit		(3,255,885)
Accumulated other comprehensive income		71,820
Total shareholders’ deficit		(2,582,791)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		$ 6,264,397